Fair Value (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 (in thousands):

	Level 1	Level 2	Level 3	Total
Description
Liabilities:
Public Warrants	$73,128	$—	$—	$73,128
Private Placement Warrants	—	—	50,490	50,490

Total derivative warrant liabilities	$73,128	$—	$50,490	$123,618

Summary of Valuation of Warrants
The following assumptions were used for the valuation of the Private Placement Warrants as of June 30, 2021 and April 20, 2021:

	As of June 30, 2021		As of April 20, 2021
Exercise price	$11.50		$11.50
Stock price	$18.77		$16.21
Volatility	43.40%		26.60%
Term	4.81	years	5.00	years
Risk-free rate	0.83%		0.82%
Dividend yield	0.00%		0.00%

Summary of Changes in the Fair Value of Warrant Liabilities
The change in the fair value of the derivative warrant liabilities (Public Warrants and Private Placement Warrants) for the periods ended June 30, 2021 is summarized as follows (in thousands):

June 30, 2021
Initial measurement at April 20, 2021	$84,664
Change in fair value of derivative warrant liabilities	38,867
Loss on foreign currency	87

Derivative warrant liabilities at June 30, 2021	$123,618